Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total Shareholders' Equity [Member]	Non-controlling Interest [Member]	Total
Balance at Sep. 30, 2018	$ 517	$ 5,040,156		$ 52,118	$ (546,346)	$ 4,546,445		$ 4,546,445
Balance, shares at Sep. 30, 2018	5,166,667
Appropriation to statutory reserve			257,409	(257,409)
Net income (loss)				2,573,803		2,573,803	(11,167)	2,562,636
Capital contribution by non-controlling interest							435,964	435,964
Foreign currency translation adjustment					(281,897)	(281,897)	198	(281,699)
Balance at Sep. 30, 2019	$ 517	5,040,156	257,409	2,368,512	(828,243)	6,838,351	424,995	7,263,346
Balance, shares at Sep. 30, 2019	5,166,667
Ordinary shares issued	$ 63					63		63
Ordinary shares issued, shares	633,333
Amortization of share-based compensation		211,049				211,049		211,049
Appropriation to statutory reserve			322,513	(322,513)
Net income (loss)				3,026,673		3,026,673	71,644	3,098,317
Foreign currency translation adjustment					440,141	440,141	10,093	450,234
Balance at Sep. 30, 2020	$ 580	$ 5,251,205	$ 579,922	$ 5,072,672	$ (388,102)	$ 10,516,277	$ 506,732	$ 11,023,009
Balance, shares at Sep. 30, 2020	5,800,000